Financial risk management - Aging of receivables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Aging receivables
Financial assets	€ 12,381	€ 13,035
Trade receivables
Aging receivables
Financial assets	5,025	4,856
Credit risk | Loans and receivables | Gross Carrying Amount
Aging receivables
Financial assets	6,936	7,112
Credit risk | Loans and receivables | Gross Carrying Amount | Current
Aging receivables
Financial assets	6,077	6,285
Credit risk | Loans and receivables | Gross Carrying Amount | Past due 1-30 days
Aging receivables
Financial assets	156	243
Credit risk | Loans and receivables | Gross Carrying Amount | Past due 31-180 days
Aging receivables
Financial assets	323	300
Credit risk | Loans and receivables | Gross Carrying Amount | More than 180 days
Aging receivables
Financial assets	380	284
Credit risk | Loans and receivables | Gross Carrying Amount | Trade receivables
Aging receivables
Financial assets	5,171	5,051
Credit risk | Loans and receivables | Gross Carrying Amount | Trade receivables | Current
Aging receivables
Financial assets	4,364	4,224
Credit risk | Loans and receivables | Gross Carrying Amount | Trade receivables | Past due 1-30 days
Aging receivables
Financial assets	156	243
Credit risk | Loans and receivables | Gross Carrying Amount | Trade receivables | Past due 31-180 days
Aging receivables
Financial assets	306	300
Credit risk | Loans and receivables | Gross Carrying Amount | Trade receivables | More than 180 days
Aging receivables
Financial assets	345	284
Credit risk | Loans and receivables | Gross Carrying Amount | Contract assets
Aging receivables
Financial assets	1,489	1,875
Credit risk | Loans and receivables | Gross Carrying Amount | Contract assets | Current
Aging receivables
Financial assets	1,489	1,875
Credit risk | Loans and receivables | Gross Carrying Amount | Customer financing related loan receivables
Aging receivables
Financial assets	276	186
Credit risk | Loans and receivables | Gross Carrying Amount | Customer financing related loan receivables | Current
Aging receivables
Financial assets	224	€ 186
Credit risk | Loans and receivables | Gross Carrying Amount | Customer financing related loan receivables | Past due 31-180 days
Aging receivables
Financial assets	17
Credit risk | Loans and receivables | Gross Carrying Amount | Customer financing related loan receivables | More than 180 days
Aging receivables
Financial assets	€ 35